ASSET RETIREMENT OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

8. ASSET RETIREMENT OBLIGATIONS

A summary of the changes in asset retirement obligations is included in the table below:

Six Months Ended June 30, 2017
(in thousands)
Balance, beginning of year	$61,504
Liabilities incurred	584
Liabilities assumed with acquired producing properties	89
Liabilities settled	(977)
Revisions to estimates	(583)
Accretion expense	1,052

Balance, June 30, 2017	61,669
Less: Current portion	1,006

Long-term portion	$60,663

The total revisions to estimates include approximately $0.3 million related to reduction to oil and natural gas properties for the six months ended June 30, 2017.

NOTE 8 — ASSET RETIREMENT OBLIGATIONS

A summary of the changes in our asset retirement obligations is included in the table below:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Balance, beginning of year	$61,220	$62,872	$56,023
Liabilities incurred	1,438	1,988	1,129
Liabilities assumed with acquired producing properties	—	—	3,002
Liabilities settled	(2,125)	(1,794)	(3,942)
Liabilities transferred in sales of properties	(3,036)	(3,149)	(1,886)
Revisions to estimates	1,833	(773)	6,348
Accretion expense	2,174	2,076	2,198

Balance, end of year	61,504	61,220	62,872
Less: Current portion	376	729	1,136

Long-term portion	$61,128	$60,491	$61,736

The total revisions included $1.3 million related to additions to property, plant and equipment for the year ended December 31, 2016. Total revisions included $1.5 million related to reductions and $2.9 million related to additions to property, plant and equipment for the years ended December 31, 2015 and 2014, respectively.